Commitments and Contingencies (Details) (Aircraft orders, USD $) In Millions, unless otherwise specified					0 Months Ended			0 Months Ended
	Jun. 30, 2013 item	Dec. 31, 2012 item	Jun. 30, 2013 Aircraft purchase commitment with Boeing, Airbus and Pratt and Whitney item	Dec. 31, 2012 Aircraft purchase commitment with Boeing, Airbus and Pratt and Whitney item	Jul. 19, 2013 Aircraft purchase commitment with Airbus Aircraft A321 Subsequent event Maximum item	Jun. 30, 2013 Other flight equipment purchase agreements AeroTurbine item	Dec. 31, 2012 Other flight equipment purchase agreements AeroTurbine item	Jul. 17, 2013 Aircraft purchase commitment with Embraer S.A Aircraft E-Jets E2 Subsequent event item	Jul. 19, 2013 Aircraft purchase commitments with Boeing, Airbus, Pratt and Whitney and Embraer S.A Subsequent event item
Commitments and contingencies
Number of aircraft committed to purchase			281	229					346
Number of aircraft committed to purchase through sale-leaseback transactions			13	4
Number of used aircraft committed to purchase	3	5				5	1
Number of new spare engines committed to purchase			9	9		3	3
Aggregate estimated total remaining payments or purchase commitments				$ 17,500.0		$ 77.1	$ 19.4		$ 22,400.0
Number of aircraft committed to purchase					15			50